Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Amounts of Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total cost of equity awards	$ (30,079)	$ (8,631)	$ (14,938)
Social security contributions for Opera-granted awards	(1,194)	(1,087)	(2,012)
Total share-based compensation expenses	(31,273)	(9,718)	(16,950)
Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total cost of equity awards	(27,282)	(5,758)	(8,488)
Kunlun Tech Limited [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total cost of equity awards	$ (2,797)	$ (2,872)	$ (6,450)